As filed with the Securities and Exchange Commission on August 20, 1997
                                           Registration No. 33-66104*
==========================================================================
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                            ___________________

                    POST-EFFECTIVE AMENDMENTS NO. 3 TO
                                 FORM S-6
                 FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT
                     TRUSTS REGISTERED ON FORM N-8B-2
                            ___________________

A.    Exact Name of Trust:
                         NATIONAL MUNICIPAL TRUST,
                                Series 168
                           Multistate Series 63


B.    Name of depositor:
                    PRUDENTIAL SECURITIES INCORPORATED

C.    Complete address of depositor's principal executive office:
                             One Seaport Plaza
                             199  Water Street
                         New York, New York 10292

D.    Name and complete address of agent for service:
                                                   Copy to:
       LEE B. SPENCER, JR., ESQ.             KENNETH W. ORCE, ESQ.
   PRUDENTIAL SECURITIES INCORPORATED       CAHILL GORDON & REINDEL
             One Seaport Plaza                  80 Pine Street
             199 Water Street              New York, New York 10005
          New York, New York 10292

It is proposed that this filing will become effective (check appropriate box.)
 ___
/  / immediately upon filing on (date) pursuant to
      paragraph (b);
 ___
/X / on August 31, 1997 pursuant to paragraph (b);
 ___
/__/ 60 days after filing pursuant to paragraph (a);
 ___
/__/ on (date) pursuant to paragraph (a) of rule 485.
_______________
* This Registration Statement combines two Registration Statements (File Nos. 33-52461 and 33-66104) pursuant to Rule 429.

CUSIPS: 63701J496R;63701J512R;63701J504R                             MAIL CODE A

Prospectus--PART A

NOTE: PART A of this Prospectus may not be distributed unless accompanied by Part B.

--------------------------------------------------------------------------------
                                              NATIONAL MUNICIPAL TRUST
NMT                                           Series 168
                                              Multistate Series 63
--------------------------------------------------------------------------------

The initial public offering of Units in each Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the secondary market.

The objectives of each Trust are the providing of interest income which, in the opinion of counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder), through investment in a fixed portfolio consisting primarily of long-term state, municipal and public authority debt obligations, and the conservation of capital. In addition, in the opinion of bond counsel to the issuers of the obligations, the interest income on the obligations held by the underlying unit investment trusts composing Multistate Series 63 designated as the California Trust (Insured) and the New York Trust (Insured) (the 'California Trust (Insured)' and the 'New York Trust (Insured),' collectively the 'State Trusts,' or singularly, the 'State Trust') (the 'Trusts' or the 'Trust' or in the case of the California Trust (Insured) and the New York Trust (Insured) the 'Insured Trusts' or the 'Insured Trust' as the context requires), is exempt from state and any local income taxes to individual Unit Holders resident in the State for which the State Trust is named. There is, of course, no guarantee that the Trusts' objectives will be achieved. The value of the Units of each Trust will fluctuate with the value of the portfolio of underlying Securities. Each municipal bond in an Insured Trust is covered by an irrevocable insurance policy as a result of which the Units of each Insured Trust were rated 'AAA' by Standard & Poor's Corporation as of the Date of Deposit. Insurance guaranteeing the scheduled payment of principal of and interest on the securities in the California Trust (Insured) and the New York Trust (Insured) to the maturity of such Securities has been obtained at the cost of the issuer at the time of issuance. No representation is made as to the insurers' ability to meet their commitments. The Securities in Series 168 are not insured. The Securities in the Trusts are not insured by The Prudential Insurance Company of America. The Prospectus indicates the extent to which interest income of each Trust is subject to alternative minimum tax under the Internal Revenue Code of 1986, as amended. See 'Schedule of Portfolio Securities' and 'Portfolio Summary.'

                            Minimum Purchase: 1 Unit

PUBLIC OFFERING PRICE of the Units of each Trust is equal to the aggregate bid side evaluation of the underlying Securities in each Trust's Portfolio divided by the number of Units outstanding in such Trust, plus a sales charge as set forth in the table herein. (See Part B--'Public Offering of Units--Volume Discount.') Units are offered at the Public Offering Price plus accrued interest. (See Part B--'Public Offering of Units.')

--------------------------------------------------------------------------------
Sponsor:
                                                 Prudential Securities (LOGO)
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
Please read and retain                                Prospectus dated
this Prospectus for future reference                  August 31, 1997

                            NATIONAL MUNICIPAL TRUST
                                   Series 168
                              Multistate Series 63
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                      Page
Summary.................................................................................   Part A      A-i
Summary of Essential Information........................................................               A-v
Independent Auditors' Report............................................................               A-1
Statement of Financial Condition........................................................               A-2
Schedule of Portfolio Securities........................................................               A-7
The Trust...............................................................................   Part B        1
     Portfolio Summary..................................................................                 2
     Insurance on the Securities in the Portfolio of an Insured Trust--General..........                 9
     Insurance on the Securities in the Portfolio of an Insured Trust--Insurers.........                 9
     Objectives and Securities Selection................................................                14
     Estimated Annual Income Per Unit...................................................                14
Tax Status..............................................................................                15
Public Offering of Units................................................................                18
     Public Offering Price..............................................................                18
     Public Distribution................................................................                19
     Secondary Market...................................................................                20
     Sponsor's and Underwriters' Profits................................................                20
     Secondary Market Sales Charge......................................................                20
     Volume Discount....................................................................                21
     Employee Discount..................................................................                21
Exchange Option.........................................................................                21
     Tax Consequences...................................................................                23
Reinvestment Program....................................................................                23
Expenses and Charges....................................................................                23
     Expenses...........................................................................                23
     Fees...............................................................................                23
     Other Charges......................................................................                25
Rights of Unit Holders..................................................................                25
     Certificates.......................................................................                25
     Distribution of Interest and Principal.............................................                25
     Reports and Records................................................................                27
     Redemption.........................................................................                27
Sponsor.................................................................................                28
     Limitations on Liability...........................................................                29
     Responsibility.....................................................................                30
     Resignation........................................................................                30
Trustee.................................................................................                30
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Evaluator...............................................................................                31
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Amendment and Termination of the Indenture..............................................                32
     Amendment..........................................................................                32
     Termination........................................................................                32
Legal Opinions..........................................................................                32
Auditors................................................................................                32
Bond Ratings............................................................................                32

--------------------------------------------------------------------------------

This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

No person is authorized to give any information or to make any representations with respect to this investment company not contained herein; and any information or representations not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

                                    SUMMARY

    National Municipal Trust, Series 168 ('National Trust (Uninsured)') and Multistate Series 63 which consists of two separate underlying unit investment trusts designated as the California Trust (Insured) and the New York Trust (Insured) (the 'California Trust (Insured)' and the 'New York Trust (Insured),' collectively, the 'State Trusts,' or singularly, the 'State Trust') (the 'Trusts' or the 'Trust' or in the case of the California Trust (Insured) and the New York Trust (Insured) the 'Insured Trusts' or the 'Insured Trust' as the context requires) are composed of interest-bearing municipal bonds (the 'Securities'). The Securities in the State Trusts are issued primarily by or on behalf of the State for which the State Trust is named and counties, municipalities, authorities and political subdivisions thereof. The interest on these bonds, in the opinion of bond counsel to the issuing governmental authorities is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder) and, as respects the underlying State Trusts, exempt from State and any local income taxes to individual Unit Holders resident in the State for which the State Trust is named.

    INSURANCE guaranteeing the scheduled payments of principal of and interest on the Securities in the portfolios of the Insured Trusts has been obtained by the issuer at the cost of the issuer at the time of issuance of the Securities from AMBAC Indemnity Corporation ('AMBAC'), Capital Guaranty Insurance Company ('Cap. Gty.'), Financial Security Assurance ('FSA'), Municipal Bond Insurance Association ('MBIA'), Municipal Bond Investors Assurance Corporation ('MBIAC'), and/or Financial Guaranty Insurance Company ('Financial Guaranty' or 'FGIC') (singularly, each an 'Insurance Company' and, collectively, the 'Insurance Companies'). (See Part B--'The Trust--Insurance on the Securities in the Portfolio of an Insured Trust.') As a result of the insurance, the Securities and the Units of each Insured Trust have received a rating of 'AAA' by Standard & Poor's Corporation. There can be no assurance that Units of the Insured Trusts will retain this 'AAA' rating. There is, of course, no guarantee that the objectives of the Insured Trusts will be achieved since an issuer may be unable to meet its principal and interest payment obligations and, in such event, the Insurance Company involved may be unable to satisfy its insurance obligation. Insurance is not a substitute for the basic credit of an issuer, but supplements the issuer's existing credit and provides additional security therefor. NO REPRESENTATION IS MADE AS TO THE ABILITY OF THE INSURANCE COMPANIES TO MEET THEIR COMMITMENTS.

    MONTHLY DISTRIBUTIONS of principal, premium, if any, and interest received by each Trust will be made on or shortly after the twenty-fifth day of each month to Unit Holders of record as of the immediately preceding Record Date. (See Part B--'Rights of Unit Holders--Distribution of Interest and Principal.') Alternatively, Unit Holders may elect to have their distributions reinvested in the Reinvestment Program of the Sponsor, as, if and when such program is available to Unit Holders. (See Part B--'Reinvestment Program.')

    THE SPONSOR, although not obligated to do so, presently intends to maintain a secondary market for the Units in each Trust based on the aggregate bid side evaluation of the underlying Securities, as more fully described under Part B--'Public Offering of Units--Secondary Market--Public Offering Price.' If such a market is not maintained, a Unit Holder may be able to dispose of his Units only through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See Part B--'Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.')

    SPECIAL CONSIDERATIONS. An investment in Units of each Trust should be made with an understanding of the risks which an investment in fixed rate long-term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. Insurance obtained by the Security issuer does not guarantee the market value of the Securities or the value of the Units. Any such insurance obtained by the issuer may be considered to represent an element of market value in regard to the Securities thus insured. The insurance on the Securities in the Insured Trusts does not protect Unit Holders from the risk that the value of the units may decline. (See Part B--'The Trust--Portfolio Summary.') The ratings of the Securities set forth in Part A--'Schedule of Portfolio Securities' may have declined due to, among other factors (including a decline in the creditworthiness of an insurer in the case of an insured trust which may also result in a decline in the 'AAA' rating of the Units of an insured trust), a decline in creditworthiness of the issuer of said Securities.

    Note: The second paragraph in Part B 'Sponsor' is amended to delete such paragraph and replace it with the following:

    Prudential Securities is distributor for series of Prudential Government Securities Trust, The BlackRock Government Income Trust, Command Government Fund, Command Money Fund, Command Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Dryden Fund, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., The Global Government Plus Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., The Global Total Return Fund, Inc., Prudential Government Income Fund, Prudential High Yield Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Jennison Series Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Small Companies Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Utility Fund, Inc. and Prudential World Fund, Inc.

    Note: In Part B 'Trustee' the location of the unit investment trust office of The Chase Manhattan Bank is amended to read 4 New York Plaza, New York, New York 10004.

Portfolio Summary

   National Trust (Uninsured)

    The Portfolio contains 11 issues of Securities of issuers located in 9 states. All of the issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: lease facilities: 13.5%* of the Trust; health and hospital facilities: 34.5%* of the Trust; housing facilities: 20.9%* of the Trust; industrial revenue facilities: 6.9%* of the Trust; resource recovery facilities; 23.2%* of the Trust; miscellaneous: 1.0%* of the Trust. The Trust is concentrated in health and hospital facilities and resource recovery facilities Securities.

    The Portfolio also contains Securities representing 20.9%* of the Trust (single-family housing securities) which are subject to the requirements of
Section 103A of the Internal Revenue Code of 1954, as amended, or Section 143 of the Internal Revenue Code of 1986, as amended.

    70.3%* of the Securities in the Trust are rated by Standard & Poor's Corporation (11.8%* being rated AAA, 21.4%* being rated AA and 27.2%* being rated A and 9.9%* being rated BB) and 29.7%* of the Securities in the Trust are rated by Moody's Investors Service (10.1%* being rated Aa and 19.6%* being rated
A). For a description of the meaning of the applicable rating symbols as published by Standard & Poor's see Part B--'Bond Ratings.' It should be emphasized, however, that the ratings of Standard & Poor's and Moody's represent their opinions as to the quality of the Securities which they undertake to rate and that these ratings are general and are not absolute standards of quality.

    Four Securities in the Trust have been issued with an 'original issue discount.' (See Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 3.3% of the aggregate principal amount of the Securities in the Trust (although only 1.0%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on July 23, 1997.

   Alternative Minimum Tax

    As of the date of the Summary of Essential Information, the Sponsor's affiliate, The Prudential Investment Corporation, estimates that 59.8% of the estimated annual income per Unit consists of interest on private activity bonds, which interest is to be treated as a tax preference item for alternative minimum tax purposes (See 'Tax Status' and 'Schedule of Portfolio Securities').

   California Trust (Insured)

    The Portfolio contains 6 issues of Securities of issuers located in the State of California. All of the issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: airport facilities: 17.4%* of the Trust; pollution control facilities: 16.4%* of the Trust; utility facilities:
42.2%* of the Trust; tax allocation bonds: 24.0%* of the Trust. The Trust is concentrated in utilities facilities Securities.

    100%* of the Securities in the Trust are rated AAA by Standard & Poor's Corporation. For a description of the meaning of the applicable rating symbols as published by Standard & Poor's see Part B--'Bond Ratings.' It should be emphasized, however, that the ratings of Standard & Poor's represent its opinion as to the quality of the Securities which it undertakes to rate and that these ratings are general and are not absolute standards of quality.

    Three Securities in the Trust have been issued with an 'original issue discount.' (See Part B--'Tax Status.')

    The Securities in the Trust are insured to maturity by the insurance obtained by the issuer from the following insurance companies: AMBAC: 25.8%*;
FSA: 24.0%*; FGIC: 17.4%*; MBIA: 32.8%*.

   Alternative Minimum Tax

    As of the date of the Summary of Essential Information, the Sponsor's affiliate, the Prudential Investment Corporation estimates that 61.1% of the estimated annual income per Unit consists of interest on private activity bonds, which interest is to be treated as a tax preference item for alternative minimum tax purposes (See 'Tax Status' and 'Schedule of Portfolio Securities').

   New York Trust (Insured)

    The Portfolio contains 7 issues of Securities of issuers located in the State of New York. One of the issues (22.3%* of the Trust) is a general obligation of a governmental entity and is backed by the general taxing power of that entity. The remaining issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: airport facilities: 21.2%* of the Trust; lease facilities: 14.3%* of the Trust; transportation facilities: 13.6%* of the Trust; water and sewer facilities: 14.1%* of the Trust; utility facilities: 14.5%* of the Trust.

    100%* of the Securities in the Trust are rated AAA by Standard & Poor's Corporation. For a description of the meaning of the applicable rating symbols as published by Standard & Poor's see Part B--'Bond Ratings.' It should be emphasized, however, that the ratings of Standard & Poor's represent its opinion as to the quality of the Securities which it undertakes to rate and that these ratings are general and are not absolute standards of quality.

    Three Securities in the Trust have been issued with an 'original issue discount.' (see Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 2.8% of the aggregate principal amount of the Securities in the Trust (although only 0.8%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on July 23, 1997.

    The Securities in the Trust are insured to maturity by the insurance obtained by the issuer from the following insurance companies: AMBAC: 21.2%*; Connie Lee: 13.5%*; FSA: 27.7%*; MBIA: 37.6%*.

   Alternative Minimum Tax

    As of the date of the Summary of Essential Information, the Sponsor's affiliate, the Prudential Investment Corporation estimates that 37.5% of the estimated annual income per Unit consists of interest on private activity bonds, which interest is to be treated as a tax preference item for alternative minimum tax purposes (See 'Tax Status' and 'Schedule of Portfolio Securities').

------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on July 23, 1997.

                        SUMMARY OF ESSENTIAL INFORMATION

                            NATIONAL MUNICIPAL TRUST
                                   SERIES 168
                                  (UNINSURED)
                              As of July 23, 1997

FACE AMOUNT OF SECURITIES.......................... $7,581,000.00
NUMBER OF UNITS....................................         8,000
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/8,000th
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Securities in
    the Trust...................................... $8,179,588.46
  Divided by 8,000 Units........................... $    1,022.45
  Plus sales charge of 5.363% of Public Offering
    Price (5.667% of net amount invested in
    Securities).................................... $       57.94
                                                    -------------
  Public Offering Price per Unit(2)(4)............. $    1,080.39
                                                    -------------
                                                    -------------
REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $57.94 less than Public Offering
  Price per Unit)(4)............................... $    1,022.45
                                                    -------------
                                                    -------------

MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.25 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--96.7%; at par--0%; at a discount from par--3.3%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time
MANDATORY TERMINATION DATE: April 1, 2042
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $3,200,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: May 11, 1994(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $61.48
  Less estimated annual expenses per Unit(3).....................................................    (2.12)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $59.36
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.50
Daily Rate of Income Accrual per Unit............................................................   $.1649
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     5.49%
Estimated Long-Term Return(6)....................................................................    4.680%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 4.94
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------

    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.

    (2) This Public Offering Price is computed as of July 23, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.

    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.

    (4) Exclusive of accrued interest which to July 28, 1997, the expected date of settlement for the purchase of Units on July 23, 1997 was $3.53.

    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')

    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.

                        SUMMARY OF ESSENTIAL INFORMATION
                            NATIONAL MUNICIPAL TRUST
                              MULTISTATE SERIES 63
                                CALIFORNIA TRUST
                                   (INSURED)
                              As of July 23, 1997
                   STANDARD & POOR'S CORPORATION RATING: AAA

FACE AMOUNT OF SECURITIES.......................... $3,000,000.00
NUMBER OF UNITS....................................         3,000
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/3,000th
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Securities in
    the
    Trust.......................................... $3,144,425.00
  Divided by 3,000 Units........................... $    1,048.14
  Plus sales charge of 5.50% of Public Offering
    Price (5.820% of net amount invested in
    Securities).................................... $       61.00
                                                    -------------
  Public Offering Price per Unit(2)(4)............. $    1,109.14
                                                    -------------
                                                    -------------
REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $61.00 less than Public Offering
  Price per Unit)(4)............................... $    1,048.14
                                                    -------------
                                                    -------------

MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.05 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--100%; at par--0%; at a discount from par--0%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time
MANDATORY TERMINATION DATE: April 1, 2042
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $1,200,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: May 11, 1994(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $59.91
  Less estimated annual expenses per Unit(3).....................................................    (2.23)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $57.68
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.45
Daily Rate of Income Accrual per Unit............................................................   $.1602
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     5.20%
Estimated Long-Term Return(6)....................................................................    4.587%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 4.80
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of July 23, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to July 28, 1997, the expected date of settlement for the purchase of Units on July 23, 1997 was $3.36.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.

                        SUMMARY OF ESSENTIAL INFORMATION
                            NATIONAL MUNICIPAL TRUST
                              MULTISTATE SERIES 63
                                 NEW YORK TRUST
                                   (INSURED)
                              As of July 23, 1997
                   STANDARD & POOR'S CORPORATION RATING: AAA

FACE AMOUNT OF SECURITIES.......................... $3,615,000.00
NUMBER OF UNITS....................................         3,615
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/3,615th
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Securities in
    the
    Trust.......................................... $3,764,269.30
  Divided by 3,615 Units........................... $    1,041.29
  Plus sales charge of 5.50% of Public Offering
    Price (5.820% of net amount invested in
    Securities).................................... $       60.60
                                                    -------------
  Public Offering Price per Unit(2)(4)............. $    1,101.89
                                                    -------------
                                                    -------------
REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $60.60 less than Public Offering
  Price per Unit)(4)............................... $    1,041.29
                                                    -------------
                                                    -------------

MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.05 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--97.2%; at par--0%; at a discount from par--2.8%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time
MANDATORY TERMINATION DATE: April 1, 2042
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $1,446,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: May 11, 1994(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $59.51
  Less estimated annual expenses per Unit(3).....................................................    (2.10)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $57.41
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.44
Daily Rate of Income Accrual per Unit............................................................   $.1595
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     5.21%
Estimated Long-Term Return(6)....................................................................    4.414%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 4.78
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of July 23, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to July 28, 1997, the expected date of settlement for the purchase of Units on July 23, 1997 was $3.34.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.

Risk Factors

    Potential purchasers of the Units of a State Trust should consider the fact that the Trust's Portfolio consists primarily of Securities issued by the state for which such State Trust is named or its municipalities or authorities and realize the substantial risks associated with an investment in such Securities. Each State Trust is subject to certain additional risk factors:

    The Sponsor believes the information summarized below describes some of the more significant aspects of each of the State Trusts. The sources of such information are the official statements of issuers as well as other publicly available documents. While the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

California Trust

    Since the start of the 1990-91 fiscal year, California (the 'State') has faced the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, have all been severely affected. Job losses have been the worst of any post-war recession and have been estimated to exceed 800,000. While the most severe point of the recession has been estimated to have occurred in late 1993, pre-recession job levels are not expected to be reached for several more years.

    The recession has affected State tax revenues, which mirror economic conditions. It has also caused increased expenditures for health and welfare programs. The State has also been facing a structural imbalance in its budget with the largest programs supported by the General Fund (K-12 schools and community colleges, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. (The General Fund, the State's main operating fund, consists of revenues which are not required to be credited to any other fund.) As a result, the State has experienced recurring budget deficits.

    Employment, income, and retail sales in the State have shown modest increases over the past two years, indicating some recovery from recessionary conditions. These increases notwithstanding, pre-recession job levels are not expected to be reached until 1997.

    Together with the federal government, which is providing over $9.5 billion in aid, the State is committed to assisting local governments, individuals and businesses suffering damage caused by the Northridge earthquake, as well as to assisting in the repair and replacement of State-owned facilities.

    On December 6, 1994, Orange County, California (the 'County'), together with its pooled investment funds (the 'Pools'), filed for protection under Chapter 9 of the federal Bankruptcy Code.

    On May 2, 1995, the Bankruptcy Court approved a settlement agreement covering claims of the other participating entities against the County and the Pools. Most participants have received in cash 80% (90% for school districts) of their Pools' investments with the balance to be paid in the future.

    The State bears no existing obligation in connection with any of the outstanding obligations or securities of the County or any of the other participating entities. It may, however, be necessary for the State to intervene if the County lacks sufficient resources to maintain County administered State programs. In this regard, the State cannot predict what, if any, action may occur. The Legislature is considering the County's new financial plan and other proposals relating to the County bankruptcy, including possible State oversight of County finances. None of the proposals, however, presently involve any direct State financial support of the County.

   1995-96 Budget

    The State began the 1995-96 fiscal year with strengthening revenues based on an improving economy and the smallest nominal 'budget gap' to be closed in many years.

    The 1995-96 Budget Act, signed by the Governor on August 3, 1995, projects General Fund revenues and transfers of $44.1 billion, about $2.2 billion higher than projected revenues in 1994-95. The Budget Act projects Special Fund revenues of $12.7 billion, an increase from $12.1 billion projected in 1994-95.

    The 1995-96 Budget Act projects General Fund expenditures and transfers of $43.4 billion, an increase of $168 million over 1994-95. The Budget Act also projects Special Fund expenditures of $13.4 billion, a decrease of $700 million from 1994-95 projected expenditures. The principal features of the Budget Act were the following:
                                     A-viii

    1. Proposition 98 funding for schools and community colleges will increase by about $1 billion (General Fund) and $1.2 billion total above revised 1994-95 levels. Because of higher than projected revenues in 1994-95, an additional $543 million is appropriated to the 1994-95 Proposition 98 entitlement. A significant component of this amount is a block grant of about $54 per pupil for any one-time purpose. Per-pupil expenditures are projected to increase by another $126 in 1995-96 to $4,435. A full 2.7% cost of living allowance is funded for the first time in several years. The budget compromise anticipates a settlement of the CTA v. Gould litigation.

    2. Cuts in health and welfare costs totaling about $900 million, some of which would require federal legislative approval.

    3. A 3.5% increase in funding for the University of California ($90 million General Fund) and the California State University system ($24 million General
Fund).

    4. The Budget assumes receipt of $473 million in new federal aid for costs of illegal immigrants, in excess of federal government commitments. This amount is considerably less than the summer 1994 two-year budget proposal estimate, and is somewhat lower than the estimate in the January 1995 Governor's Budget.

    5. General Fund support for the Department of Corrections is increased by about 8 percent over 1994-95, reflecting estimates of increased prison population. This amount is less than was proposed in the Governor's Budget.

    THE FOREGOING DISCUSSION OF THE 1995-96 FISCAL YEAR BUDGET IS BASED IN LARGE PART ON STATEMENTS MADE IN A RECENT 'PRELIMINARY OFFICIAL STATEMENT' DISTRIBUTED BY THE STATE OF CALIFORNIA. IN THAT DOCUMENT, THE STATE INDICATED THAT ITS DISCUSSION OF THE FISCAL YEAR BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THE STATE NOTED FURTHER THAT THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THAT THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.

   State Appropriations Limit

    The State is subject to an annual appropriations limit imposed by Article XIIIB of the State Constitution (the 'Appropriations Limit'), and is prohibited from spending 'appropriations subject to limitation' in excess of the Appropriations Limit. Article XIIIB, originally adopted in 1979, was modified substantially by Propositions 98 and 111 in 1988 and 1990, respectively. 'Appropriations subject to limitation' are authorizations to spend 'proceeds of taxes,' which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed the reasonable cost of providing the regulation, product or service. The Appropriations Limit is based on the limit for the prior year, adjusted annually for certain changes, and is tested over consecutive two-year periods. Any excess of the aggregate proceeds of taxes received over such two-year period above the combined Appropriation Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

    Exempted from the Appropriations Limit are debt service costs of certain bonds, court or federally mandated costs, and, pursuant to Proposition 111, qualified capital outlay projects and appropriations or revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels. Some recent initiatives were structured to create new tax revenues dedicated to specific uses and expressly exempted from the Article XIIIB limits. The Appropriations Limit may also be exceeded in cases of emergency arising from civil disturbance or natural disaster declared by the Governor and approved by two-thirds of the Legislature. If not so declared and approved, the Appropriations Limit for the next three years must be reduced by the amount of the excess.

    Because of the complexities of Article XIIIB, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the Sponsor cannot predict the impact of this or related legislation on the bonds in the Insured California Trust Portfolio. Other Constitutional amendments affecting state and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent that the Article XIIIB spending limit would restrain the State's ability to fund such other programs by raising taxes.

   State Indebtedness

    As of August 1, 1995, the State had over $18.93 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $2.81 billion remained unissued as of August 1, 1995. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of August 1, 1995, the State had approximately $5.56 billion of outstanding Lease-Purchase Debt.

    In addition to the general obligation bonds, State agencies and authorities had approximately $18.98 billion aggregate principal amount of revenue bonds and notes outstanding as of June 30, 1995. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities.

   Litigation

    The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

   Ratings

    On July 15, 1994, Standard & Poor's Corporation ('Standard & Poor's'), Moody's Investors Service, Inc. ('Moody's'), and Fitch Investors Service, Inc. ('Fitch') all downgraded their ratings of California's general obligation bonds. These bonds are usually sold in 20- to 30-year increments and used to finance the construction of schools, prisons, water systems and other projects. The ratings were reduced by Standard & Poor's from 'A+' to 'A,' by Moody's from 'Aa' to 'A1,' and by Fitch from 'AA' to 'A.' Since 1991, when it had a 'AAA' rating, the State's rating has been downgraded three times by all three ratings agencies. All three agencies cite the 1994-95 Budget Act's dependence on a 'questionable' federal bailout to pay for the cost of illegal immigrants, the Proposition 98 guaranty of a minimum portion of State revenues for kindergarten through community college, and the persistent deficit requiring more borrowing as reasons for the reduced rating. Another concern was the State's reliance on a standby mechanism which could trigger across-the-board reductions in all State programs, and which could disrupt State operations, particularly in fiscal year 1995-96. However, a Standard & Poor's spokesman stated that, although the lowered-ratings means California is a riskier borrower, Standard & Poor's anticipates that the State will pay off its debts and not default. There can be no assurance that such ratings will continue for any given period of time or that they will not in the future be further revised.

    Fitch upgraded its rating of California's general obligation bonds from 'A' to 'A+' on February 26, 1996. No rating change was made, however, by either Moody's or Standard & Poor's as of that date.

    As a result of Orange County's Chapter 9 bankruptcy filing on December 6, 1994, Moody's suspended the county's bond ratings until January 6, 1995, when it reinstated them at a rating of 'Caa.' On December 6, 1994, Standard & Poor's cut its rating of all Orange County debt from 'AA-' to 'CCC,' a level below investment grade and an indication of high risk and uncertainty, and on December 8, 1994, Standard & Poor's further reduced its rating to 'D' indicating default status. Fitch does not rate Orange County bonds. It is anticipated that as Orange County's credit and bond ratings fall, it will have difficulty in getting loans or selling its bonds to raise money. Additionally, the County's bankruptcy filing could affect about 180 municipalities, school districts, and other municipal entities which entrusted billions of dollars to Orange County to invest. Standard & Poor's has informed such entities that they have been placed on negative credit watch, the usual step prior to a downgrade of credit rating.

    The Sponsor believes the information summarized above describes some of the more significant aspects relating to the Insured California Trust. The sources of such information are Preliminary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

New York Trust

   New York State

    The 1996-97 Executive Budget proposes $3.9 billion in actions to balance the 1996-97 Financial Plan. Before reflecting any actions proposed by the Governor to restrain spending, General Fund disbursements for 1996-97 were projected at $35 billion, an increase of $2.3 billion or 7 percent from 1995-96. This increase would have resulted from growth in Medicaid, inflationary increases in school aid, higher fixed costs such as pensions and debt service, collective bargaining agreements, inflation, and the loss of non-recurring resources that offset spending in 1995-96. Receipts would have been expected to fall by $1.6 billion. This reduction would have been attributable to modest growth in the State's economy and underlying tax base, the loss of non-recurring revenues available in 1995-96 and implementation of previously enacted tax reduction programs.

    In recent years, State actions affecting the level of receipts and disbursements, as well as the relative strength of the State and regional economy, actions of the Federal government and other factors, have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the cost of maintaining or increasing the level of support for State programs. The 1995-96 enacted budget combines significant tax and program reductions which will, in the current and future years, lower both the recurring receipts base (before the effect of any economic stimulus from such tax reductions) and the historical annual growth in state program spending. Notwithstanding these changes, the State can expect to continue to confront structural deficits in future years.

    The 1995-96 State Financial Plan includes actions that will have an effect on the budget outlook for State fiscal year 1996-97 and beyond. The net amount of nonrecurring resources used in the 1995-96 State Financial Plan is estimated by the Division of the Budget at over $600 million. In addition to this use of nonrecurring resources, the 1995-96 State Financial Plan reflects actions that will directly affect the State's 1996-97 fiscal year baseline receipts and disbursements. The three-year plan to reduce State personal income taxes will decrease State tax receipts by an estimated $1.7 billion in State fiscal year 1996-97, in addition to the amount of reduction in State fiscal year 1995-96. Further significant reductions in the personal income tax are scheduled for the 1997-98 State fiscal year. Other tax reductions enacted in 1994 and 1995 are estimated to cause an additional reduction in receipts of over $500 million in 1996-97, as compared to the level of receipts in 1995-96. Similarly, many actions taken to reduce disbursements in the State's 1995-96 fiscal year are expected to provide greater reductions in State fiscal year 1996-97. These include actions to reduce the State work force, reduce Medicaid and welfare expenditures and slow community mental hygiene program development.

    The net impact of these and other factors is expected to produce a potential imbalance in receipts and disbursements in State fiscal year 1996-97. The Governor has indicated that in the 1996-97 Executive Budget he will propose to close this potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions.

    To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. To correct recurring budgetary imbalances, the State would need to take significant actions to align recurring receipts and disbursements in future fiscal years. There can be no assurance, however that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

    The State is a defendant in numerous legal proceedings and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1995-96 fiscal year or thereafter.

    The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, can vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State but also by entities, such as the federal government, that are outside the State's control. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections. There can be no assurance that the State economy will not experience results that are worse than predicted, with corresponding material and adverse effects on the State's financial projections.

    From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the public authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be
                                      A-xi
adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

   New York City

    The fiscal health of the State is closely related to the fiscal health of its localities, particularly The City of New York (the 'City'), which has required and continues to require significant financial assistance from the State which financial assistance could be affected by State revenue short-falls or spending increases beyond its projections. For each of its 1981 through 1995 fiscal years, the City, as required by State law, achieved balanced operating results, in accordance with GAAP.

    The New York State Financial Emergency Act for The City of New York (the 'Financial Emergency Act'), among other things, established the New York State Financial Control Board (the 'Control Board') to oversee the City's financial affairs. The City operates under a four-year financial plan which is prepared annually and is updated quarterly.
The City submits its financial plans as well as the updates quarterly to the Control Board for its review. The Municipal Assistance Corporation for The City of New York ('MAC') and the Office of the State Deputy Comptroller for The City of New York ('OSDC') assist the Control Board in exercising its powers and responsibilities and exercise various monitoring functions relating to the City's financial position.

    During recent fiscal years, as a result of the slowing economy, the City experienced significant shortfalls from earlier projections in almost all of its major tax sources, and was required to take exceptional measures to close substantial budget gaps in order to maintain balanced budgets. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base. The City's Financial Plan for the 1996-99 fiscal years, sets forth actions to close a projected budget gap of $3.1 billion for the 1996 fiscal year. The Financial Plan also outlines projected budget gaps of $2.0 billion, $3.3 billion and $4.1 billion for the 1997 through 1999 fiscal years, respectively.

    As of June 30, 1995, the City estimated that its potential future liability on account of outstanding claims against it amounted to approximately $2.5 billion and while the outcome of the proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the 1996-1999 Financial Plan.

    On July 10, 1995, Standard and Poor's revised its rating of City bonds downward to 'BBB+' and continued its negative rating outlook assessment. In February 1991, Moody's Investors Service lowered its rating on the City's general obligation bonds from 'A' to 'Baa1.'

    Over the long term, serious potential economic problems may continue to aggravate State and local financial conditions. For decades, the State economy has grown more slowly than the nation as a whole, resulting in the gradual erosion of the State's relative economic affluence and tax base, and the relocation of certain manufacturing operations and executive offices outside the State. The causes of this relative decline are varied and complex, in many cases involving national and international developments beyond the State's control. Part of the reason for the long-term relative decline in the State economy has been attributed to the combined state and local tax burden, which is among the highest in the nation. The existence of this tax burden limits the State's ability to impose higher taxes in the event of future financial difficulties.

    If during the existence of the New York Trust, the City, the State, or any of its agencies or municipalities, because of its or their own financial difficulties, become unable to meet regular commitments or if there should be a default, moratorium or other interruption of payments of interest or principal on any obligation issued by the City, the State, or a municipality or other authority in New York State, the market value and marketability of Bonds in the New York Trust, the asset value of Units of the New York Trust and the interest income to the New York Trust, could be adversely affected.

                        SUPPLEMENT TO PART B--TAX STATUS

California Trust

    On the Date of Deposit, special California counsel for the Sponsor rendered an opinion under the then existing California state income tax law which read as follows:

        The Insured Trust is not an association taxable as a corporation under the income tax laws of the State of California;

        The income, deductions and credits against tax of the Insured Trust will be treated as the income, deductions and credits against tax of the holders of Units in the Insured Trust under the income tax laws of the State of California;

        Interest on the bonds held by the Insured Trust to the extent that such interest is exempt from taxation under California law will not lose its character as tax-exempt income merely because that income is passed through to the holders of Units; however, a corporation subject to the California franchise tax is required to include that interest income in its gross income for purposes of determining its franchise tax liability;

        Each holder of a Unit in the Insured Trust will have a taxable event when the Insured Trust disposes of a bond (whether by sale, exchange, redemption, or payment at maturity) or when the Unit holder redeems or sells his Units. The total tax cost of each Unit to a holder of a Unit in the Insured Trust is allocated among each of the bond issues held in the Insured Trust (in accordance with the proportion of the Insured Trust comprised by each bond issue) in order to determine the holder's per Unit tax cost for each bond issue, and the tax cost reduction requirements relating to amortization of bond premium will apply separately to the per Unit tax cost of each bond issue. Therefore, under some circumstances, a holder of a Unit may realize taxable gain when the Insured Trust disposes of a bond or the holder's Units are sold or redeemed for an amount equal to or less than his original cost of the bond or Unit;

        Each holder of a Unit in the Insured Trust is deemed to be the owner of a pro rata portion of the Insured Trust under the personal property tax laws of the State of California;

        Each Unit holder's pro rata ownership of the bonds held by the Insured Trust, as well as the interest income therefrom, is exempt from California personal property taxes; and

        Amounts paid in lieu of interest on defaulted bonds held by the Trustee under policies of insurance issued with respect to such bonds will be excludable from gross income for California income tax purposes if, and to the same extent as, those amounts would have been so excludable if paid as interest by the respective issuer.

    In the opinion of Messrs. Kopesky & Welke, LLP, special California counsel to the Sponsor, no change in law has occurred since the Date of Deposit which would require a change in the above opinion.

New York Tax Status

    In the opinion of Messrs. Cahill Gordon & Reindel, special New York counsel on New York tax matters, as of the date of this Prospectus, under existing law:

        Interest on the underlying debt obligations which is exempt from tax under the laws of the State and City of New York when received by the New York Trust will retain its status as tax-exempt interest to its Unit Holders. (Interest on the underlying obligations in the New York Trust is, however, not excludable from income in determining the amount of the income-based (i) New York State franchise taxes on business and financial corporations or (ii) the New York City general corporation tax and the New York City financial corporation tax.) The minimum income taxes imposed by New York State and New York City on individuals, estates and trusts exclude from their taxable bases the Federal tax preference item with respect to tax-exempt interest.

        Non-residents of New York City will not be subject to the City personal income tax on gains derived with respect to their Units. Non-residents of the State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or City resident should determine his basis and holding period for his Units in the same manner for New York State and City personal income tax purposes as for Federal income tax purposes.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
NATIONAL MUNICIPAL TRUST,
SERIES 168 (Uninsured)
MULTISTATE SERIES 63 consisting of:
  CALIFORNIA TRUST (Insured)
  NEW YORK TRUST (Insured)

We have audited the statements of financial condition and schedules of portfolio securities of the National Municipal Trust Series 168 (Uninsured) and Multistate Series 63 consisting of the California Trust (Insured) and the New York Trust (Insured) as of April 30, 1997, and the related statements of operations and changes in net assets for the years ended April 30, 1997 and 1996 and for the period from May 11, 1994 (date of deposit) to April 30, 1995. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April 30, 1997 as shown in the statements of financial condition and schedules of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the National Municipal Trust Series 168 (Uninsured) and Multistate Series 63 consisting of the California Trust (Insured) and the New York Trust (Insured) as of April 30, 1997, and the results of their operations and the changes in their net assets for the years ended April 30, 1997 and 1996 and for the period from May 11, 1994 (date of deposit) to April 30, 1995 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

July 15, 1997
New York, New York

</AUDIT-REPORT>

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 168
                                       (UNINSURED)

                                      April 30, 1997


                                      TRUST PROPERTY

Investments in municipal bonds at market value (amortized cost
   $7,528,501) (Note (a) and Schedule of Portfolio Securities
   Notes (4) and (5))                                                       $7,963,176

Accrued interest receivable                                                    108,134

           Total                                                             8,071,310

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Due to trustee                                                               74,819

   Accrued Trust fees and expenses                                               8,747

           Total liabilities                                                    83,566

Net Assets:

   Balance applicable to 8,000 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market appreciation
        of $434,675                                             $7,963,176

      Undistributed principal and net investment
        income (Note (b))                                           24,568

           Net assets                                                       $7,987,744

Net asset value per Unit ($7,987,744 divided by 8,000 Units)                 $  998.47

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 168
                                       (UNINSURED)

                                                                        For the period
                                                 For the years ended   from May 11, 1994
                                                      April 30,        (date of deposit)
                                                 1997           1996   to April 30, 1995

Investment income - interest                  $517,769        $525,210     $496,543

Less Expenses:

   Trust fees and expenses                      17,696          17,920       17,920

           Total expenses                       17,696          17,920       17,920

           Investment income - net             500,073         507,290      478,623

Unrealized market appreciation                 185,076         137,447      112,152

Net increase in net assets resulting
  from operations                             $685,149        $644,737     $590,775

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 168
                                       (UNINSURED)

                                                                        For the period
                                                 For the years ended   from May 11, 1994
                                                      April 30,        (date of deposit)
                                                 1997           1996   to April 30, 1995
Operations:

   Investment income - net                   $  500,073     $  507,290    $ 478,623

   Net unrealized market appreciation           185,076        137,447      112,152

           Net increase in net assets
             resulting from operations          685,149        644,737      590,775

Less Distributions to Unit Holders:

   Principal                                   (184,960)          -            -

   Investment income - net                     (499,840)      (503,040)    (448,560)

           Total distributions                 (684,800)      (503,040)    (448,560)

Net increase in net assets                          349        141,697      142,215

Net assets:

   Beginning of period (Note (c))             7,987,395      7,845,698    7,703,483

   End of period (including undistributed
     principal and net investment income
     of $24,568, and undistributed net
     investment income of $27,850 and
     $26,935, respectively)                  $7,987,744     $7,987,395   $7,845,698

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 168
                                (UNINSURED)

                               April 30, 1997

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of each Trust included in the Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (May 11, 1994) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fee, and an annual Sponsor portfolio supervision fee and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 168
                                (UNINSURED)

                               April 30, 1997

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Unit Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (May 11, 1994) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of April 30, 1997 follows:

       Original cost to investors                                $8,087,680
       Less:  Gross underwriting commissions (sales charge)        (384,197)
       Net cost to investors                                      7,703,483
       Cost of securities sold or redeemed                         (185,000)
       Unrealized market appreciation                               434,675
       Accumulated interest accretion                                10,018
       Net amount applicable to investors                        $7,963,176

                                        A-6

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 168
                                (UNINSURED)

                               April 30, 1997

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each period:

                                                            For the period
                                  For the years ended     from May 11, 1994
                                       April 30,          (date of deposit)
                                  1997           1996     to April 30, 1995
       Interest income          $ 64.72        $ 65.65         $ 62.07
       Expenses                   (2.21)         (2.24)          (2.25)
       Investment income - net    62.51          63.41           59.82
       Income distributions      (62.48)        (62.88)         (56.07)
                                    .03            .53            3.75
       Principal distribution    (23.12)          -               -
       Net unrealized market
         appreciation             23.14          17.18           14.02
       Net increase in net
         asset value                .05          17.71           17.77
       Net asset value -
         beginning of period     998.42         980.71          962.94
       Net asset value - end
         of period              $998.47        $998.42         $980.71

                                        A-7

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                       NATIONAL MUNICIPAL TRUST
                                              SERIES 168
                                             (UNINSURED)

                                            April 30, 1997


Port-                                                                                                 Optional
folio                                Rating         Face      Coupon   Maturity    Sinking Fund       Refunding        Market
 No.       Title of Securities        <F1>         Amount      Rate       Date    Redemptions<F3>   Redemptions<F2> Value<F4><F5>

 1.  Regional Airports Improve-
     ment Corporation Facilities
     Lease Revenue Bonds, Series
     1992, Laxfuel Corporation,
     (Los Angeles International
     Airport).  <F7>                   A-        $1,000,000    6.700% 01/01/22   01/01/13@100       01/01/02@102     $1,045,720

 2.  Illinois Health Facilities
     Authority, Revenue Bonds and
     Revenue Refunding Bonds,
     Evangelical Hospitals
     Corporation, 1992-C.  <F9>        AA-          495,000    6.750  04/15/17   04/15/13@100       04/15/02@102        541,966

 3.  Illinois Health Facilities
     Authority, Revenue Bonds and
     Revenue Refunding Bonds,
     Evangelical Hospitals
     Corporation, 1992-C.
     (Escrowed to Maturity)            AA-          505,000    6.750  04/15/17   04/15/13@100       NONE                560,636

 4.  City of Owensboro, Ken-
     tucky, Electric Light and
     Power System Revenue Bonds,
     1991-B Series.  (AMBAC
     Insured) <F8>                     AAA          250,000    0.000  01/01/20   NONE               NONE                 66,760

 5.  Massachusetts Health and
     Educational Facilities
     Authority, Revenue Bonds,
     New England Deaconess Hospi-
     tal Issue, Series D, 1992.        A          1,000,000    6.875  04/01/22   04/01/13@100       04/01/02@102      1,069,350

 6.  Northeast Maryland Waste
     Disposal Authority, Solid
     Waste Revenue Bonds, (Mont-
     gomery County Resource
     Recovery Project), Series
     1993A.  <F7>                      A<F6>      1,000,000    6.300  07/01/16   07/01/11@100       07/01/03@102      1,015,820

 7.  Michigan State Hospital
     Authority, Hospital Revenue
     Refunding Bonds, (McLaren
     Obligated Group), Series
     1993A.                            A1<F6>       500,000    5.375  10/15/13   10/15/09@100       10/15/03@102        473,085

 8.  New Hampshire Housing
     Financing Authority, Single-
     Family Mortgage Revenue
     Bonds, 1994 Series C.  <F7>       Aa<F6>       750,000    6.850  07/01/14   01/01/05@100       07/01/04@102        779,902

 9.  The Union County Utilities
     Authority (New Jersey),
     Solid Waste System Revenue
     Bonds, 1991 Series A.  <F7>       BB         1,000,000    7.200  06/15/14   06/15/10@100       06/15/02@102      1,023,770

10.  City of Chicago, Illinois,
     Adjustable-Rate Gas Supply
     Revenue Bonds, 1985 Series
     A, (The Peoples Gas Light
     and Coke Company Project).        AA-          500,000    6.875  03/01/15   NONE               03/01/02@102        535,940

11.  Urban Redevelopment
     Authority of Pittsburgh,
     Mortgage Revenue Bonds, 1994
     Series B.  <F7><F1O>              AAA          815,000    7.100  04/01/24   NONE               04/01/04@102        850,227

                                                 $7,815,000                                                          $7,963,176

                                See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                               SERIES 168
                              (UNINSURED)

                             April 30, 1997

<F1> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F2> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F3> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F4> The market value of the Securities as of April 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on that date.

<F5> At April 30, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation            $434,675
       Gross unrealized market depreciation                -
       Unrealized market appreciation                  $434,675

    The amortized cost of the Securities for Federal income tax purposes was $7,528,501 at April 30, 1997.

<F6> Moody's Investors Service, Inc. rating.

<F7> In the opinion of bond counsel to the issuing governmental authorities, interest payments on these bonds will be a tax preference item for individuals and corporations for alternative minimum tax purposes. Normally, the bonds pay interest semiannually. The payment dates can generally be determined based on the date of maturity, i.e., a bond maturing on December 1 will pay interest semiannually on June 1 and December 1 (see "Tax Status").

<F8> Insurance to maturity has been obtained by the issuer from the listed Insurance Company. The "AAA" rating on this security is based in part on the creditworthiness and claims - paying ability of the Insurance Company insuring such Security to maturity.

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                               SERIES 168
                              (UNINSURED)

                             April 30, 1997

<F9> The Issuer of Portfolio No. 2 has indicated that it will refund this
Security on its optional redemption date.

<F10>Face amount of $5,000 was called for redemption on May 1, 1997.
Such Securities are valued at the amount of the proceeds subsequently received.
                                  A-10

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 63
                                     CALIFORNIA TRUST
                                        (INSURED)

                                      April 30, 1997

                                      TRUST PROPERTY

Investments in municipal bonds at market value (cost
  $2,808,710 (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                             $2,990,005

Accrued interest receivable
76,590

           Total                                                             3,066,595

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Due to trustee                                                               65,634

   Accrued Trust fees and expenses                                               1,947

           Total liabilities                                                    67,581

Net Assets:

   Balance applicable to 3,000 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market appreciation
         of $181,295                                            $2,990,005

      Undistributed net investment income (Note (b))                 9,009

           Net assets                                                       $2,999,014

Net asset value per Unit ($2,999,014 divided by 3,000 Units)                 $  999.67

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 63
                                     CALIFORNIA TRUST
                                        (INSURED)

                                                                        For the period
                                                 For the years ended   from May 11, 1994
                                                      April 30,        (date of deposit)
                                                 1997           1996   to April 30, 1995

Investment income - interest                  $179,750        $179,750     $170,549

Less Expenses:

   Trust fees and expenses                       6,690           6,690        6,690

           Total expenses                        6,690           6,690        6,690

           Investment income - net             173,060         173,060      163,859

Unrealized market appreciation                  54,217          66,413       60,665

Net increase in net assets resulting from
  operations                                  $227,277        $239,473     $224,524

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 63
                                     CALIFORNIA TRUST
                                        (INSURED)

                                                                        For the period
                                                 For the years ended   from May 11, 1994
                                                      April 30,        (date of deposit)
                                                 1997           1996   to April 30, 1995
Operations:

   Investment income - net                   $  173,060     $  173,060    $ 163,859

   Unrealized market appreciation                54,217         66,413       60,665

           Net increase in net assets
             resulting from operations          227,277        239,473      224,524

Less Distributions to Unit Holders:

   Investment income - net                     (174,090)      (172,800)    (154,080)

           Total distributions                 (174,090)      (172,800)    (154,080)

Net increase in net assets                       53,187         66,673       70,444

Net assets:

   Beginning of period (Note (c))             2,945,827      2,879,154    2,808,710

   End of period (including undistributed
     net investment income of $9,009,
     $10,039 and $9,779, respectively)       $2,999,014     $2,945,827   $2,879,154

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 63
                              CALIFORNIA TRUST
                                 (INSURED)

                               April 30, 1997

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trust has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of each Trust included in the Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (May 11, 1994) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fee, and an annual Sponsor portfolio supervision fee and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 63
                              CALIFORNIA TRUST
                                 (INSURED)

                               April 30, 1997

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Unit Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (May 11, 1994) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of April 30, 1997 follows:

       Original cost to investors                                $2,948,790
       Less:  Gross underwriting commissions (sales charge)        (140,080)
       Net cost to investors                                      2,808,710
       Unrealized market appreciation                               181,295
       Net amount applicable to investors                        $2,990,005

                                        A-15

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 63
                              CALIFORNIA TRUST
                                 (INSURED)

                               April 30, 1997

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each period:

                                                            For the period
                                  For the years ended     from May 11, 1994
                                       April 30,          (date of deposit)
                                  1997           1996     to April 30, 1995
       Interest income          $ 59.92        $ 59.92         $ 56.85
       Expenses                   (2.23)         (2.23)          (2.23)
       Investment income - net    57.69          57.69           54.62
       Income distributions      (58.03)        (57.60)         (51.36)
                                (.34)              .09            3.26
       Unrealized market appre-
         ciation                  18.07          22.13           20.22
       Net increase in net
         asset value              17.73          22.22           23.48
       Net asset value -
         beginning of period     981.94         959.72          936.24
       Net asset value - end
         of period              $999.67        $981.94         $959.72

                                        A-16

                              SCHEDULE OF PORTFOLIO SECURITIES

                                  NATIONAL MUNICIPAL TRUST
                                    MULTISTATE SERIES 63
                                      CALIFORNIA TRUST
                                          (INSURED)

                                       April 30, 1997

Port-                                                                                                 Optional
folio                                Rating         Face      Coupon    Maturity   Sinking Fund       Refunding        Market
 No.       Title of Securities        <F1>         Amount      Rate       Date    Redemptions<F3>   Redemptions<F2> Value<F4><F5>
 1.  Airports Commission, City
     and County of San Francisco,
     California, San Francisco
     International Airport,
     Second Series Revenue Bonds,
     Series 1994, Issue 5, FGIC
     Insured <F17>                     AAA       $  500,000    6.500% 05/01/24   NONE               05/01/04@102     $  523,210

 2.  California Pollution Con-
     trol Financing Authority,
     Pollution Control Revenue
     Bonds, (Pacific Gas and Elec-
     tric Company), 1993 Series
     B, MBIA Insured <F17>             AAA          500,000    5.850  12/01/23   NONE               12/01/03@102        493,990

 3.  City of Chula Vista, Indus-
     trial Development Revenue
     Bonds, (San Diego Gas & Elec-
     tric Company), 1992 Series
     A, AMBAC Insured <F17>            AAA          750,000    6.400  12/01/27   NONE               12/01/02@102        770,317

 4.  Redevelopment Agency of
     the City of Burbank, Cali-
     fornia, (City Centre Redevel-
     opment Project), Tax Alloca-
     tion Bonds, 1993 Series A,
     FSA Insured                       AAA          500,000    5.500  12/01/23   12/01/16@100       12/01/03@102        473,940

 5.  Sacramento Municipal Util-
     ity District, Electric Reve-
     nue Bonds, 1993 Series E,
     MBIA Insured                      AAA          500,000    5.750  05/15/22   05/15/13@100       05/15/03@102        491,520

 6.  San Marcos Public Facili-
     ties Authority, Tax Alloca-
     tion Refunding Bonds, 1993
     Series A, FSA Insured             AAA          250,000    5.500  08/01/23   08/01/04@100       08/01/03@102        237,028

                                                 $3,000,000                                                          $2,990,005

                              See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                          MULTISTATE SERIES 63
                            CALIFORNIA TRUST
                               (INSURED)

                             April 30, 1997

<F11> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F12> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F13> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F14> The market value of the Securities as of April 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on that date.

<F15> At April 30, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation            $181,295
       Gross unrealized market depreciation                -
       Unrealized market appreciation                  $181,295

    The aggregate cost of the Securities for Federal income tax purposes was $2,808,710 at April 30, 1997.

<F16> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company. The "AAA" ratings on these Securities are based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity. No premium is payable therefore by the Trust.

<F17> In the opinion of bond counsel to the issuing governmental authorities, interest payments on these bonds will be a tax preference item for individuals and corporations for alternative minimum tax purposes. Normally, the bonds pay interest semiannually. The payment dates can generally be determined based on the date of maturity, i.e., a bond maturing on December 1 will pay interest semiannually on June 1 and December 1 (see "Tax Status").
                                  A-18

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 63
                                      NEW YORK TRUST
                                        (INSURED)

                                      April 30, 1997

                                      TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $3,403,964 (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                             $3,608,558

Accrued interest receivable                                                     64,748

           Total                                                             3,673,306

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Due to trustee                                                               51,691

   Accrued Trust fees and expenses                                               2,534

           Total liabilities                                                    54,225

Net Assets:

   Balance applicable to 3,615 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market appreciation
         of $204,594                                            $3,608,558

      Undistributed net investment income (Note (b))                10,523

           Net assets                                                       $3,619,081

Net asset value per Unit ($3,619,081 divided by 3,615 Units)                 $1,001.13

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 63
                                      NEW YORK TRUST
                                        (INSURED)

                                                                        For the period
                                                 For the years ended   from May 11, 1994
                                                      April 30,        (date of deposit)
                                                 1997           1996   to April 30, 1995
Investment income - interest                  $216,651        $216,563     $204,941

Less Expenses:

   Trust fees and expenses                       7,628           7,627        7,628

           Total expenses                        7,628           7,627        7,628

           Investment income - net             209,023         208,936      197,313

Unrealized market appreciation                  60,288          72,460       71,846

Net increase in net assets resulting from
  operations                                  $269,311        $281,396     $269,159

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 63
                                      NEW YORK TRUST
                                        (INSURED)

                                                                        For the period
                                                 For the years ended   from May 11, 1994
                                                      April 30,        (date of deposit)
                                                 1997           1996   to April 30, 1995
Operations:

   Investment income - net                   $  209,023     $  208,936    $ 197,313

   Unrealized market appreciation                60,288         72,460       71,846

           Net increase in net assets
             resulting from operations          269,311        281,396      269,159

Less Distributions to Unit Holders:

   Investment income - net                     (208,260)      (207,356)    (184,871)

           Total distributions                 (208,260)      (207,356)    (184,871)

Net increase in net assets                       61,051         74,040       84,288

Net assets:

   Beginning of period (Note (c))             3,558,030      3,483,990    3,399,702

   End of period (including undistributed
     net investment income of $10,523,
     $11,267 and $11,106, respectively)      $3,619,081     $3,558,030   $3,483,990

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 63
                               NEW YORK TRUST
                                 (INSURED)

                               April 30, 1997

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trust is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of each Trust included in the Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (May 11, 1994) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fee, and an annual Sponsor portfolio supervision fee and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 63
                               NEW YORK TRUST
                                 (INSURED)

                               April 30, 1997

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Unit Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (May 11, 1994) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of April 30, 1997 follows:

       Original cost to investors                                $3,569,234
       Less:  Gross underwriting commissions (sales charge)        (169,532)
       Net cost to investors                                      3,399,702
       Unrealized market appreciation                               204,594
       Accumulated interest accretion                                 4,262
       Net amount applicable to investors                        $3,608,558

                                        A-23

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 63
                               NEW YORK TRUST
                                 (INSURED)

                               April 30, 1997

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each period:

                                                            For the period
                                  For the years ended     from May 11, 1994
                                       April 30,          (date of deposit)
                                  1997           1996     to April 30, 1995
       Interest income         $   59.93       $ 59.91         $ 56.69
       Expenses                    (2.11)        (2.11)          (2.10)
       Investment income - net     57.82         57.80           54.59
       Income distributions       (57.61)       (57.36)         (51.14)
                                     .21           .44            3.45
       Unrealized market
         appreciation              16.68         20.04           19.87
       Net increase in net
         asset value               16.89         20.48           23.32
       Net asset value -
         beginning of period      984.24        963.76          940.44
       Net asset value - end
         of period             $1,001.13       $984.24         $963.76

                                        A-24

                              SCHEDULE OF PORTFOLIO SECURITIES

                                  NATIONAL MUNICIPAL TRUST
                                    MULTISTATE SERIES 63
                                       NEW YORK TRUST
                                          (INSURED)

                                       April 30, 1997

Port-                                                                                                 Optional
folio                                Rating         Face      Coupon    Maturity   Sinking Fund       Refunding        Market
 No.       Title of Securities        <F1>         Amount      Rate       Date    Redemptions<F3>   Redemptions<F2> Value<F4><F5>
 1.  County of Nassau, New York,
     General Obligation Refunding
     Bonds.  1992, MBIA Insured        AAA       $  765,000    6.375% 05/15/16    NONE              05/15/02@102     $  798,186

 2.  Dormitory Authority, of
     the State of New York, In-
     sured Revenue Bonds, Upstate
     Community Colleges, 1992A
     Issue, Connie Lee Insured         AAA          500,000    5.750  07/01/22   07/01/13@100       07/01/02@102        485,085

 3.  Dormitory Authority, of
     the State of New York, State
     University Educational
     Facilities, Revenue Bonds,
     Series 1994A, MBIA Insured        AAA          100,000    0.000  05/15/19   NONE               NONE                 28,117

 4.  New York City Transit
     Authority, Transit Facili-
     ties Refunding Revenue
     Bonds, Series 1993, (Living-
     ston Plaza Project), FSA
     Insured                           AAA          500,000    5.400  01/01/18   01/01/14@100       NONE                483,645

 5.  New York City, Municipal
     Water Finance Authority,
     Water and Sewer System Reve-
     nue Bonds,  Fixed Rate Fis-
     cal 1994, Series F, FSA
     Insured.                          AAA          500,000    6.000  06/15/21   NONE               06/15/04@101.5      505,555

 6.  New York State Energy
     Research and Development
     Authority, Adjustable Rate
     Gas Facilities Revenue
     Bonds, Series 1989A, (The
     Brooklyn Union Gas Company
     Project), MBIA Insured <F24>      AAA          500,000    6.750  02/01/24   NONE               05/06/02@102        539,490

 7.  Niagara Frontier Transpor-
     tation Authority, (Greater
     Buffalo International Air-
     port), Airport Revenue
     Bonds, Series 1994A, AMBAC
     Insured <F24>                     AAA          750,000    6.250  04/01/24   04/01/15@100       04/01/04@102        768,480

                                                 $3,615,000                                                          $3,608,558

                           See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                          MULTISTATE SERIES 63
                             NEW YORK TRUST
                               (INSURED)

                             April 30, 1997

<F18> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F19> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F20> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F21> The market value of the Securities as of April 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on that date.

<F22> At April 30, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation         $204,594
       Gross unrealized market depreciation             -
       Unrealized market appreciation               $204,594

    The amortized cost of the Securities for Federal income tax purposes was $3,403,964 at April 30, 1997.

<F23> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company for the Securities. The "AAA" ratings on these securities are based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity. No premium is payable therefore by the Trust.

<F24> In the opinion of bond counsel to the issuing governmental authorities, interest payments on these bonds will be a tax preference item for individuals and corporations for alternative minimum tax purposes. Normally, the bonds pay interest semiannually. The payment dates can generally be determined based on the date of maturity, i.e., a bond maturing on December 1 will pay interest semiannually on June 1 and December 1 (see "Tax Status").

(MODULE)
  [NAME]      NMT-PUT-PTB-996
  [CIK]       0000941856
  [CCC]       3ttrjz#m
(/MODULE)

            This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

            The facing sheet on Form S-6.

            The Prospectus.

            Signatures.

            Consent of Kopesky & Welke, LLP (included in Exhibit 8), independent public accountants and consent of evaluator; all other consents were previously filed.

                                      UNDERTAKING

                  The Sponsor undertakes that it will not instruct the
            Trustee to accept from (i) Financial Guaranty Insurance Company, Municipal Bond Insurance Association or any other insurance company affiliated with Sponsor, in settlement of any claim, less than an amount sufficient to pay any principal or interest (and, in the case of a taxability redemption, premium) then due on any Security in accordance with the municipal bond guaranty insurance policy attached to such Security or (ii) any affiliate of the the Sponsor who has any obligation with respect to any Security, less than the full amount due pursuant to the obligation, unless such instructions have been approved by the Securities and Exchange Commission pursuant to Rule 17d-1 under the Investment Company Act of 1940.
            The following Exhibits:

         ****Ex-3.(i)  -    Restated Certificate of Incorporation of
                              Prudential Securities Incorporated dated
                              March 29, 1993.
       *****Ex-3.(ii)  -    Revised By-Laws of Prudential Securities
                              Incorporated as amended through June 21,
                              1997.
                +Ex-4  -    Trust Indenture and Agreement dated
                              September 6, 1989.
                *Ex-8  -    Opinion of Kopesky & Welke, LLP.
               *Ex-23  -    Consent of Kenny S&P Evaluation Services, a
                              division of J.J. Kenny Co., Inc. (as
                              evaluator).
             ***Ex-24  -    Powers of Attorney executed by a majority of
                              the Board of Directors of Prudential
                              Securities Incorporated.
               *Ex-27  -    Financial Data Schedule for Series 168.
             *Ex-27.1  -    Financial Data Schedule for Multistate
                              Series 63 (California).
             *Ex-27.2  -    Financial Data Schedule for Multistate
                              Series 63 (New York)

             *Ex-27.3  -    Financial Data Schedule for Multistate
                              Series 62 (New York).
                Ex-99       Information as to Officers and Directors of
                              Prudential Securities Incorporated is
                              incorporated by reference to Schedules A and
                              D of Form BD filed by Prudential Securities
                              Incorporated pursuant to Rules l5b1-1 and
                              l5b3-1 under the Securities Exchange Act of
                              1934 (1934 Act File No. 8-16267).
            **Ex-99.2  -    Affiliations of Sponsor with other investment
                              companies.
            **Ex-99.3  -    Broker's Blanket Policies, Standard Form No. 14
                              in the aggregate amount of $62,500,000.
             +Ex-99.4   -   Investment Advisory Agreement.
_________________________

        *   Filed herewith.

       ** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Prudential Unit Trusts, Insured Tax-Exempt Series 1,
            Registration No. 6-89263.

      *** Incorporated by reference to exhibits of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust Series 172, Registration No. 33-54681 and National Equity Trust, Top Ten Portfolio Series 3, Registration No. 333-15919.

     **** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Government Securities Equity Trust Series 5, Registration No. 33-57992.

    ***** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Series 186, Registration No. 33-54697.

        + Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Insured Series 43, Registration No. 33-29314.

                                SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, National Municipal Trust, Series 168 and Multistate Series 63 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendments thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 19th day of August, 1997.

                         NATIONAL MUNICIPAL TRUST,
                         Series 168
                         Multistate Series 63
                           (Registrant)

                         By PRUDENTIAL SECURITIES INCORPORATED
                              (Depositor)

                         By the following persons,* who
                            constitute a majority of the
                            Board of Directors of Prudential
                            Securities Incorporated


                                   Alan D. Hogan
                                   A. Laurence Norton, Jr.
                                   Leland B. Paton
                                   Martin Pfinsgraff
                                   Vincent T. Pica II
                                   Hardwick Simmons
                                   Lee B. Spencer, Jr.

                         By __/s/ Kenneth Swankie    ___
                               (Kenneth Swankie,
                               Senior Vice President,
                               Manager--Unit Investment
                               Trust Department,
                               as authorized
                               signatory for Prudential Securities
                               Incorporated and Attorney-
                               in-Fact for the persons
                               listed above)
_____________________

*    Pursuant to Powers of Attorney previously filed.

                            CONSENT OF COUNSEL

          The consents of counsel to the use of their names in the Prospectus included in this Registration Statement are contained in their opinions filed as Exhibit 5 and 8-CA to the Registration Statement.

                      CONSENT OF INDEPENDENT AUDITORS

We consent to the use of our report, dated July 15, 1997, accompanying the financial statements of the National Municipal Trust Series 168 (Uninsured) and Multistate Series 63 consisting of the California Trust (Insured) and the New York Trust (Insured) included herein and to the reference to our Firm as experts under the heading "Auditors" in the Prospectus which is a part of this registration statement.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

August 18, 1997
New York, New York
                                      II-5